Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Number of Common Shares	Retained Earnings (Accumulated Deficit)	Equity Reserve	Foreign Currency Translation Reserve	Attributable To Shareholders Of The Company	Noncontrolling Interest
Balance, shares at Dec. 31, 2022		204,456
Balance, amount at Dec. 31, 2022	$ 98,589	$ 449,374	$ (428,849)	$ 50,905	$ 9,797	$ 81,227	$ 17,362
Statement [Line Items]
Net loss for the year	(38,173)	0	(34,958)	0	0	(34,958)	(3,215)
Other comprehensive income (loss) for the year	(778)	0	416	0	(1,472)	(1,056)	278
Contribution from non-controlling interests (Note 21)	4,357	$ 0	0	0	0	0	4,357
At-the-market offering (Note 19), shares		4,548
At-the-market offering (Note 19), amount	2,310	$ 2,310	0	0	0	2,310	0
Private placements (Note 19), shares		2,234
Private placements (Note 19), amount	768	$ 768	0	0	0	768	0
Common shares issued, shares		679
Common shares issued, amount	350	$ 350	0	0	0	350	0
Warrants issued	522	$ 0	0	522	0	522	0
Retraction of convertible debenture (Note 12), shares		6,773
Retraction of convertible debenture (Note 12), amount	2,498	$ 2,746	0	(248)	0	2,498	0
Amendment of convertible debenture (Note 12)	(272)	0	0	(272)	0	(272)	0
Share-based payments	$ 2,029	$ 0	0	2,029	0	2,029	0
Balance, shares at Dec. 31, 2023	8,329,064	218,690
Balance, amount at Dec. 31, 2023	$ 72,200	$ 455,548	(463,391)	52,936	8,325	53,418	18,782
Statement [Line Items]
Net loss for the year	(48,886)	0	(44,947)	0	0	(44,947)	(3,939)
Other comprehensive income (loss) for the year	7,800	0	1,019	0	6,101	7,120	680
Contribution from non-controlling interests (Note 21)	2,762	$ 0	0	0	0	0	2,762
Common shares issued, shares		912
Common shares issued, amount	242	$ 242	0	0	0	242	0
Warrants issued	527	$ 0	0	527	0	527	0
Retraction of convertible debenture (Note 12), shares		23,049
Retraction of convertible debenture (Note 12), amount	6,560	$ 6,629	0	(69)	0	6,560	0
Share-based payments	1,454	$ 0	0	1,454	0	1,454	0
Equity offering, net (Note 19), shares		26,150
Equity offering, net (Note 19), amount	5,026	$ 3,171	0	1,855	0	5,026	0
Non-brokered private placements (Note 19), shares		28,112
Non-brokered private placements (Note 19), amount	9,243	$ 9,243	0	0	0	9,243	0
Private placement of subscription receipts (Note 19), shares		125,000
Private placement of subscription receipts (Note 19), amount	33,431	$ 33,431	0	0	0	33,431	0
Acquisition of non-controlling interests (Note 6), shares		170,000
Acquisition of non-controlling interests (Note 6), amount	(37,530)	$ 64,466	(83,711)	0	0	(19,245)	(18,285)
Exercise of warrants, shares		2,537
Exercise of warrants, amount	$ 620	$ 802	0	(182)	0	620	0
Balance, shares at Dec. 31, 2024	21,492,029	594,450
Balance, amount at Dec. 31, 2024	$ 53,449	$ 573,532	$ (591,030)	$ 56,521	$ 14,426	$ 53,449	$ 0